Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Product Information [Line Items]
Allowance for doubtful accounts		$ 278,201		$ 278,201		$ 278,201
Net loss		1,166,375	$ (1,441,927)	3,923,401	$ 1,238,776
Accumulated deficit		29,705,709		29,705,709		$ 25,782,308
Negative cash flow from operating activities				3,709,104	$ 3,658,901
Cash equivalents and short-term investments		$ 454,432		$ 454,432
Subsequent Event [Member]
Product Information [Line Items]
Proceeds from Issuance or Sale of Equity	$ 6,000,000
Total Purchases [Member] | Product Concentration Risk [Member] | Major Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				76.00%